Note 6 - Loans Receivable (Details) - Loans Receivable (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2010
Mortgage loans:
Loans Receivable	$ 353,192	[1]	$ 352,686	[1]
Consumer loans:
Consumer Loans Receivable	5,818				4,827
Unearned discounts and net deferred loan costs	(188)		(415)
Allowance for loan and lease losses	(15,676)		(20,818)		(13,078)	(13,249)	(16,432)	(17,264)	(31,084)
Loans receivable—net	337,328		331,453		348,819
One-to-Four-Family Residential [Member]
Mortgage loans:
Loans Receivable	149,484		183,158
Home Equity and Second Mortgage [Member]
Mortgage loans:
Loans Receivable	8,452		12,502
Multifamily [Member]
Mortgage loans:
Loans Receivable	20,790		20,476
Commercial Real Estate Loans [Member]
Mortgage loans:
Loans Receivable	138,014		95,920
One-to-Four-Family Construction [Member]
Mortgage loans:
Loans Receivable	803		1,724
Other Construction and Land [Member]
Mortgage loans:
Loans Receivable	13,748		23,288
Mortgage Loans [Member]
Mortgage loans:
Loans Receivable	331,291		337,068
Commercial Loan [Member]
Mortgage loans:
Loans Receivable	16,083		7,603
Automobile Loans [Member]
Consumer loans:
Consumer Loans Receivable	1,757		2,536
Other Consumer Loans [Member]
Consumer loans:
Consumer Loans Receivable	4,061		5,479
Consumer Loan [Member]
Consumer loans:
Consumer Loans Receivable	$ 5,818		$ 8,015

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.